JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 97.2%
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	825	368,745

Automobiles — 1.4%
Tesla, Inc. *	282	303,398

Banks — 5.3%
Truist Financial Corp.	7,635	432,929
US Bancorp	6,687	355,397
Wells Fargo & Co.	7,300	353,761

		1,142,087

Beverages — 1.2%
Coca-Cola Co. (The)	4,158	257,814

Biotechnology — 5.4%
AbbVie, Inc.	4,566	740,194
Regeneron Pharmaceuticals, Inc. *	605	422,788

		1,162,982

Building Products — 1.2%
Trane Technologies plc	1,689	257,942

Capital Markets — 4.5%
Ameriprise Financial, Inc.	1,077	323,482
Morgan Stanley	4,118	359,913
S&P Global, Inc.	713	292,407

		975,802

Chemicals — 2.1%
Eastman Chemical Co.	1,918	214,883
PPG Industries, Inc.	1,845	241,853

		456,736

Construction Materials — 0.6%
Vulcan Materials Co.	699	128,454

Electric Utilities — 4.4%
NextEra Energy, Inc.	8,150	690,415
Xcel Energy, Inc.	3,593	259,311

		949,726

Electrical Equipment — 3.1%
Eaton Corp. plc	4,378	664,475

Energy Equipment & Services — 0.6%
Baker Hughes Co.	3,533	128,650

Equity Real Estate Investment Trusts (REITs) — 3.5%
Prologis, Inc.	4,664	753,221

Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp. *	7,777	344,427
Intuitive Surgical, Inc. *	894	269,642

		614,069

Health Care Providers & Services — 1.8%
Centene Corp. *	4,612	388,295

Hotels, Restaurants & Leisure — 3.8%
Marriott International, Inc., Class A *	1,782	313,201
McDonald’s Corp.	1,794	443,656
Yum! Brands, Inc.	539	63,903

		820,760

Insurance — 0.7%
Progressive Corp. (The)	1,269	144,689

Interactive Media & Services — 7.8%
Alphabet, Inc., Class A *	512	1,424,866
Meta Platforms, Inc., Class A *	482	107,068
Snap, Inc., Class A *	4,285	154,219

		1,686,153

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc. *	317	1,032,544

IT Services — 3.7%
FleetCor Technologies, Inc. *	448	111,461
Mastercard, Inc., Class A	1,679	600,158
Shopify, Inc., Class A (Canada) *	148	99,782

		811,401

Machinery — 3.1%
Deere & Co.	1,378	572,349
Stanley Black & Decker, Inc.	728	101,742

		674,091

Oil, Gas & Consumable Fuels — 1.8%
Pioneer Natural Resources Co.	1,578	394,577

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	6,919	505,282
Eli Lilly & Co.	868	248,541

		753,823

Professional Services — 0.8%
Leidos Holdings, Inc.	1,640	177,160

Road & Rail — 3.1%
Norfolk Southern Corp.	1,737	495,431
Uber Technologies, Inc. *	4,835	172,517

		667,948

Semiconductors & Semiconductor Equipment — 7.0%
Advanced Micro Devices, Inc. *	4,244	464,029
Analog Devices, Inc.	2,448	404,339
NXP Semiconductors NV (China)	3,542	655,556

		1,523,924

Software — 8.3%
Ceridian HCM Holding, Inc. *	729	49,841
Microsoft Corp.	5,713	1,761,309

		1,811,150

Specialty Retail — 2.9%
Lowe’s Cos., Inc.	1,446	292,379
O’Reilly Automotive, Inc. *	309	211,886
Ross Stores, Inc.	1,407	127,248

		631,513

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	6,361	1,110,754

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	1,888	254,033

TOTAL COMMON STOCKS (Cost $12,442,529)		21,046,916

SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b) (Cost $420,448)	420,390	420,474

Total Investments — 99.1% (Cost $12,862,977)		21,467,390
Other Assets Less Liabilities — 0.9%		197,438

Net Assets — 100.0%		21,664,828

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,128	06/2022	USD	708,727	16,002

Abbreviations

USD	United States Dollar

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$21,467,390	$—	$—	$21,467,390

Appreciation in Other Financial Instruments
Futures Contracts (a)	$16,002	$—	$—	$16,002

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32% (a) (b)	$228,846	$3,818,839	$3,627,119	$(118)	$26	$420,474	420,390	$190	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30% (a) (b)	26,995	618,000	644,948	(50)	3	—	—	18	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	3,506	642,750	646,256	—	—	—	—	2	—

Total	$259,347	$5,079,589	$4,918,323	$(168)	$29	$420,474		$210	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.